LEASES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Right of use asset	R$ 2,619,203	R$ 2,191,339	R$ 2,272,469
Lease liability	3,044,934	2,479,246	2,536,681
Other operating income	(545,270)	R$ 211,263	R$ 233,323
Francisco Beltrao [Member]
IfrsStatementLineItems [Line Items]
Right of use asset	2,945
Lease liability	11,042
Other operating income	R$ 5,521